Average Annual Total Returns			12 Months Ended	45 Months Ended	60 Months Ended	71 Months Ended	85 Months Ended	101 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024 [7]	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024 [11]	Dec. 31, 2024 [9]	Dec. 31, 2024
ARK Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			8.36%		3.05%				11.99%
ARK Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions
Average Annual Return, Percent	[1]		8.36%		2.86%				11.57%
ARK Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		4.95%		2.37%				9.83%
ARK Next Generation Internet ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			42.27%		14.31%				20.59%
ARK Next Generation Internet ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions
Average Annual Return, Percent	[2]		42.27%		14.04%				19.70%
ARK Next Generation Internet ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		25.03%		11.49%				17.32%
ARK Blockchain & Fintech Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			34.45%		9.21%	11.31%
Performance Inception Date		Feb. 04, 2019
ARK Blockchain & Fintech Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions
Average Annual Return, Percent	[4]		34.45%		9.18%	11.19%
ARK Blockchain & Fintech Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		20.39%		7.29%	9.04%
ARK Genomic Revolution ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			(28.09%)		(6.52%)				1.90%
ARK Genomic Revolution ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions
Average Annual Return, Percent	[5]		(28.09%)		(6.60%)				1.62%
ARK Genomic Revolution ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		(16.63%)		(4.72%)				1.46%
ARK Autonomous Technology & Robotics ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			33.77%		16.14%				15.44%
ARK Autonomous Technology & Robotics ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions
Average Annual Return, Percent	[6]		33.77%		16.02%				15.20%
ARK Autonomous Technology & Robotics ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[6]		19.99%		13.03%				13.01%
ARK Space Exploration & Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			26.61%	(0.64%)
Performance Inception Date		Mar. 30, 2021
ARK Space Exploration & Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions
Average Annual Return, Percent	[8]		26.61%	(0.64%)
ARK Space Exploration & Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[8]		15.76%	(0.49%)
The 3D Printing ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			(8.63%)		(1.08%)			1.12%
Performance Inception Date		Jul. 19, 2016
The 3D Printing ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions
Average Annual Return, Percent	[10]		(8.82%)		(1.12%)			0.96%
The 3D Printing ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[10]		(5.11%)		(0.84%)			0.81%
ARK Israel Innovative Technology ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			15.50%		0.27%		2.50%
Performance Inception Date		Dec. 05, 2017
ARK Israel Innovative Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions
Average Annual Return, Percent	[12]		15.28%		0.24%		2.21%
ARK Israel Innovative Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[12]		9.17%		0.22%		1.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	12.82%	14.53%	15.59%	13.91%	14.53%	13.10%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.67%	9.36%	11.17%	12.53%	10.39%	11.49%	9.95%
NASDAQ Healthcare Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Healthcare Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(0.86%)		1.06%				3.19%
The Total 3D-Printing Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Total 3D-Printing Index
Average Annual Return, Percent			(7.81%)		(0.72%)			1.77%
ARK Israeli Innovation Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ARK Israeli Innovation Index
Average Annual Return, Percent			16.70%		1.48%		3.39%
MSCI Israeli Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Israeli Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			38.84%		8.71%		7.85%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Fund commenced operations on February 4, 2019.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	The Fund commenced operations on March 30, 2021.
[8]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	The Fund commenced operations on July 19, 2016.
[10]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[11]	The Fund commenced operations on December 5, 2017.
[12]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.